Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate Revenue - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregate Revenue [Line Items]
Total revenues	$ 2,204,720	$ 2,966,672	$ 8,932,751	$ 18,621,344
Grow light [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenues	2,060,939	2,966,672
Indoor grow containers [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenues	$ 143,781